UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Strategic High Yield Tax Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 92.7%
Alabama 0.3%
Mobile, AL, Infirmary Health Systems Special Care Facilities Financing Authority Revenue, Series A, 0.24% **, 2/1/2040, LOC: Bank of Nova Scotia	1,600,000	1,600,000
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,669,400
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,582,360

		4,851,760
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,874,320
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,275,093
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,194,245
Series A, 6.375%, 9/1/2029	5,000,000	5,013,000
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,650,900

		20,007,558
California 9.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	9,667,300
Series F-1, 5.5%, 4/1/2043	10,000,000	10,066,500
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	9,646,788
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,680,700
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,111,820
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	4,874,885
5.5%, 3/1/2040	5,130,000	5,096,860
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	9,534,900
5.0%, 6/1/2037	10,000,000	9,263,000
5.0%, 11/1/2037	9,145,000	8,466,350
5.0%, 12/1/2037	5,000,000	4,628,400
5.0%, 4/1/2038	2,650,000	2,448,600
5.75%, 4/1/2031	23,360,000	24,143,962
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	10,168,488
Series I-1, 6.375%, 11/1/2034	5,000,000	5,135,050
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	599,354
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,056,967
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,200,112

		135,790,036
Colorado 2.1%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	1,850,220
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,487,785
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	823,840
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	9,434,663
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	1,842,820
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	6,558,241
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	1,846,560
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040, INS: Fannie Mae, Freddie Mac & Ginnie Mae	2,490,078	2,438,882
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,376,289

		30,659,300
Connecticut 2.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	20,253,600
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	1,965,060
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,222,020
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 ***	7,295,000	2,780,489
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010 ***	2,000,000	701,600
Series B, 144A, Zero Coupon, 9/1/2011 ***	2,000,000	701,600
Series B, 144A, Zero Coupon, 9/1/2012 ***	2,000,000	665,540
Series B, 144A, Zero Coupon, 9/1/2013 ***	2,000,000	630,220
Series B, 144A, Zero Coupon, 9/1/2014 ***	2,000,000	595,480
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012 ***	1,000,000	360,180

		29,875,789
Delaware 0.1%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	758,460
Florida 7.8%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	375,000	337,245
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,330,000	5,728,524
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,440,000	1,270,958
Florida, Main Street Community Development District, Capital Improvement Revenue, Series A, 144A, 6.8%, 5/1/2038	2,920,000	2,203,198
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,390,750
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,735,000	1,465,121
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	18,175,000	12,796,472
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,016,104
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	35,277
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	82,312
Series G, 5.125%, 11/15/2022	2,205,000	2,262,771
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	88,192
Series G, 5.125%, 11/15/2023	2,245,000	2,289,900
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	211,660
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029 (a)	6,625,000	8,046,725
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	7,856,595
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	9,425,700
Series A-1, 5.5%, 10/1/2041	5,000,000	4,741,600
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (a)	5,000,000	4,667,550
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,517,651
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	4,415,700
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	933,860
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,384,408
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	8,371,260
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,316,600
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,217,760
Series A, 144A, 5.75%, 10/1/2022	9,500,000	8,975,600
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,009,880
5.0%, 8/15/2025	5,000,000	5,005,350

		116,064,723
Georgia 3.7%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,541,000
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	4,851,350
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	879,127
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	9,962,900
Series A, 6.25%, 11/1/2034	10,000,000	10,416,500
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	6,993,750
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,275,380
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	10,328,800
Series A, 5.5%, 9/15/2024	2,440,000	2,401,741
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	115,000	118,511
Series Z, ETM, 5.5%, 1/1/2012	30,000	31,283
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.2% **, 9/1/2035	1,300,000	1,300,000

		55,100,342
Guam 1.0%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,610,959
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,304,368
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	2,838,240

		14,753,567
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	14,342,250
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,211,920
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	9,858,916
6.5%, 7/1/2039, GTY: Hawaiian Electric Co.	2,500,000	2,466,900

		28,879,986
Illinois 4.5%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	171,906
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	9,471,440
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	3,837,350
7.25%, 2/15/2045	4,000,000	3,774,880
Illinois, Finance Authority Revenue, Park Place of Elmhurst:
Series D-3, 6.25%, 8/15/2015	1,505,000	1,472,974
Series A, 8.125%, 5/15/2040	8,000,000	7,684,720
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,025,700
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,261,838
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	7,436,777
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	1,000,000	985,660
Series A, 7.75%, 5/15/2030	1,675,000	1,590,010
Series A, 8.0%, 5/15/2040	1,000,000	949,220
Series A, 8.0%, 5/15/2046	3,500,000	3,315,550
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,130,381
Series A, 5.875%, 2/15/2038	500,000	425,285
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	6,865,520
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,604,790
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,572,500
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	6,405,000	6,282,985

		67,859,486
Indiana 0.6%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,563,852
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	783,050
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033 ***	3,000,000	1,109,700
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	796,360
8.0%, 9/1/2041 (b)	4,000,000	3,968,360

		8,221,322
Iowa 0.7%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,000,470
6.0%, 6/1/2039	2,000,000	1,983,640
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,634,095
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,558,300

		11,176,505
Kansas 0.9%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	4,410,801
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,062,108
Wichita, KS, Hospital & Healthcare Revenue, Series 3, 5.5%, 11/15/2025	1,000,000	1,007,220
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,215,494
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,535,000	3,579,506

		13,275,129
Kentucky 1.4%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,202,636
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	14,329,950
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC (a)	3,635,000	3,758,663
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	895,160

		20,186,409
Louisiana 2.1%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,259,748
Series A, AMT, 5.75%, 9/1/2031	5,000,000	4,865,100
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	1,000,000	1,023,540
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,196,320
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	4,674,600
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	12,945,100

		30,964,408
Maryland 1.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,031,238
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,411,470
Series B, 5.25%, 12/1/2031	3,400,000	2,220,166
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	5,191,875
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	4,074,521
6.25%, 7/1/2031	2,500,000	2,499,750
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,520,589
6.0%, 1/1/2028	6,100,000	6,112,993

		29,062,602
Massachusetts 3.7%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	4,419,582
AMT, 8.0%, 9/1/2035	960,000	336,758
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	1,130,000	1,110,508
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,223,850
Series A, 7.875%, 6/1/2044	1,250,000	1,234,250
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,800,000	3,171,028
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,605,000	3,262,381
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	6,811,609
Massachusetts, State Development Finance Agency Revenue, Groton School, 144A, 0.25% **, 3/1/2034, SPA: US Bank NA	2,000,000	2,000,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,310,770
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,421,565
Series E-1, 5.125%, 7/1/2038	1,500,000	1,367,610
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	3,870,000	3,871,393
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,106,585
Series E, 5.0%, 7/15/2032	3,250,000	2,652,033
Series E, 5.0%, 7/15/2037	2,750,000	2,160,565
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	370,999
Series F, 5.75%, 7/1/2029	1,480,000	1,447,085
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	6,983,237
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	4,693,000
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	3,634,240

		55,589,048
Michigan 2.0%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,000,725
7.125%, 11/15/2043	1,500,000	1,340,415
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority, Zero Coupon, 7/1/2012	3,150,000	3,018,236
Detroit, MI, Sewer Disposal Revenue, Series D, 0.803% *, 7/1/2032, INS: AGMC	1,600,000	1,088,432
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.375%, 5/15/2027	1,000,000	798,590
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	7,862,550
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	5,903,388
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	5,686,020

		29,698,356
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,717,140
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	4,083,443
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	3,878,760
Series A, 6.5%, 9/1/2032	2,620,000	2,725,507

		16,404,850
Missouri 0.9%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	464,313
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,779,420
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	889,580
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series C-3, 6.5%, 5/15/2015	1,925,000	1,923,210
Series A, 8.25%, 5/15/2039	1,000,000	1,011,990
Series A, 8.25%, 5/15/2045	2,850,000	2,878,642
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,163,064

		13,110,219
Nebraska 0.5%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,437,015
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,445,700
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,927,550

		6,810,265
Nevada 0.8%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	4,830,000	5,106,662
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 ***	6,000,000	12,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,316,650
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,806,880

		11,242,192
New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	913,656
Series A, 5.4%, 1/1/2030	550,000	465,223
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,705,297
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	915,000	915,622
5.625%, 7/1/2018	1,615,000	1,509,234
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	4,897,300
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	3,880,560

		15,286,892
New Jersey 2.0%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	996,110
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,004,661
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023, INS: NATL	1,770,000	1,796,515
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,347,200
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	11,570,000	11,375,046
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,242,899
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2029	15,965,000	11,215,891

		29,978,322
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,134,075
New York 2.5%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,797,290
Series A, 5.75%, 11/15/2022	1,500,000	1,547,235
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	915,000	919,337
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	1,896,340
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 144, AMT, 0.25% **, 10/1/2037, SPA: Dexia Credit Local	6,000,000	6,000,000
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	5,648,387
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,003,760
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,503,898
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	3,101,760
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,507,095
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-2, 0.27% **, 6/15/2033, SPA: JPMorgan Chase Bank	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority, Series 2-A, 0.23% **, 11/1/2022, LIQ: Dexia Credit Local	1,435,000	1,435,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	925,050

		37,285,152
North Carolina 0.3%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,366,219
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,057,350
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,230,800

		4,654,369
Ohio 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	37,505,000	27,069,984
Ohio, State Higher Educational Facility Commision Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	2,690,820

		29,760,804
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,206,980
Oregon 0.7%
Clackamas County, OR, North Clackamas School District No. 12, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2023, INS: AGMC	10,420,000	10,907,239
Pennsylvania 3.5%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems, Series A, 5.0%, 11/15/2028	12,160,000	8,255,302
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,000,000	3,480,240
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	6,250,000	6,914,438
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	943,270
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	1,948,704
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,315,865
Series A, 5.5%, 8/15/2035	6,500,000	5,992,025
Pennsylvania, Economic Development Finance Authority, US Airways Group, Series B, 8.0%, 5/1/2029, GTY: US Airways, Inc.	1,000,000	1,005,490
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,516,065
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	708,099
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	6,767,946
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	2,742,690
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,066,900

		51,657,034
Puerto Rico 6.1%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	24,142,170
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	7,029,288
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	10,296,900
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	4,878,775
Series TT, 5.0%, 7/1/2037	4,000,000	3,398,800
Series XX, 5.25%, 7/1/2040	6,665,000	5,813,413
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	5,345,550
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,229,169
Series A, 5.75%, 8/1/2037	2,130,000	2,115,580
Series A, 6.5%, 8/1/2044	10,000,000	10,420,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,097,400
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	5,268,514

		91,035,759
South Carolina 0.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,481,715
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	935,300
Series A, 7.75%, 11/1/2039	4,917,000	3,941,959
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,829,201
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,255,884

		13,444,059
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,825,730
Series B, 5.5%, 7/1/2035	5,000,000	4,914,000
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	979,990

		8,719,720
Tennessee 3.4%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,574,250
5.0%, 12/15/2018	2,160,000	2,183,047
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,321,390
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,000,690
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	16,285,680
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,551,507
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,504,200
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,012,092
Series A, 5.25%, 9/1/2018	8,000,000	7,941,280

		50,374,136
Texas 13.4%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	2,920,260
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	1,955,375
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	4,910,000	2,782,890
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	5,769,120
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,539,360
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,051,850
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	2,244,480
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,461,580
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,239,750
Zero Coupon, 1/1/2032	3,500,000	730,590
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	9,882,951
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031 (b)	1,275,000	1,278,532
Series A, 7.5%, 8/15/2041 (b)	1,785,000	1,787,124
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	16,200,000	16,053,390
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	9,703,870
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,101,010
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018, GTY: Allied Waste Industries	1,500,000	1,524,015
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	983,260
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	16,496,550
First Tier, 6.0%, 1/1/2043	5,000,000	4,957,400
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	9,653,492
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	6,466,960
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott White Memorial, Series B, 0.24% **, 8/15/2046, LOC: JPMorgan Chase Bank	600,000	600,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	961,060
Series A, 8.25%, 11/15/2044	6,000,000	5,849,160
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.25%, 11/1/2038	15,000,000	14,448,300
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,017,950
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	6,665,285
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	13,480,000	14,369,141
Series D, 6.25%, 12/15/2026	16,875,000	17,439,469
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,156,800
Texas, State Veterans Housing Assist Fund II, 0.22% **, 12/1/2038, SPA: Lloyds TSB Bank PLC	1,160,000	1,160,000
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	955,310
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,002,440
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,012,610
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,505,749
7.125%, 11/1/2040	3,580,000	3,470,166

		199,197,249
Vermont 0.0%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (d)	680,000	680,082
Virginia 0.8%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	5,937,225
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,655,654
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	5,459,000	4,877,562

		12,470,441
Washington 2.0%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,659,445
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,109,375
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	2,728,569
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,124,844
Series A, 6.125%, 8/15/2037	16,000,000	15,441,760

		30,063,993
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	2,952,211
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,534,710
6.5%, 10/1/2038	3,000,000	2,655,330

		12,142,251
Wisconsin 1.1%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,115,850
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	7,714,301
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,382,850
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,004,730

		16,217,731
Multi-State 0.3%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,410,409	3,944,053

Total Municipal Bonds and Notes (Cost $1,435,080,581)		1,381,502,653
Municipal Inverse Floating Rate Notes (e) 18.7%
California 1.6%
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024, INS: AGMC (f)	8,500,000	8,715,665
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025, INS: AGMC (f)	11,000,000	11,279,095
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R 11513-1, 144A, 21.198%, 8/15/2024, Leverage Factor at purchase date: 5 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (f)	2,126,587	2,148,344
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (f)	1,935,078	1,954,875
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.123%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		24,097,979
Hawaii 0.7%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	10,430,800
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.54%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Louisiana 0.7%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (f)	3,026,513	3,020,640
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (f)	3,304,152	3,297,741
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (f)	3,666,834	3,659,718
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.208%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		9,978,099
Nevada 2.7%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	8,209,807
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	8,577,998
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	5,539,992
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.111%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (f)	18,755,000	18,338,434
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.208%, 2/1/2036, Leverage Factor at purchase date: 2 to 1

		40,666,231
New York 2.4%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,434,405
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.614%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (f)	10,000,000	9,937,600
Trust: New York, Puttable Floating Option Tax Exempt Receipts, 144A, 9.24%, 2/15/2035, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,270,413
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,202,810
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,202,810
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.02%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	10,357,800
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.12%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		36,405,838
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	4,471,136
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	7,624,866
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.219%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		12,096,002
Pennsylvania 2.7%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	23,443,312
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 43.051%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (f)	15,475,000	16,512,551
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.588%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		39,955,863
Tennessee 1.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)	14,996,415	16,179,015
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.626%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.6%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	3,931,901
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,573,087
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.509%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (f)	5,500,000	5,598,340
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.33%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	16,154,700
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.36%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	10,735,300
Trust: Texas, North East Independent School District, Series 2355, 144A, 21.84%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	13,302,875
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 21.72%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		54,296,203
Washington 2.4%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	10,614,400
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 21.84%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	10,586,300
Trust: Washington, State General Obligation, Series 2154, 144A, 21.84%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (f)	10,000,000	10,624,400
Trust: Washington, State General Obligation, Series 2302, 144A, 21.84%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 10.139%, 7/1/2012	3,000,000	3,381,300

		35,206,400

Total Municipal Inverse Floating Rate Notes (Cost $278,989,645)		279,312,430

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,714,070,226) †	111.4	1,660,815,083
Other Assets and Liabilities, Net	(11.4)	(169,601,993)

Net Assets	100.0	1,491,213,090

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2011.

***	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A	6.5%	9/1/2031	7,295,000	7,628,882	2,780,489
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2010	2,000,000	1,385,088	701,600
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2011	2,000,000	1,305,909	701,600
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2012	2,000,000	1,228,854	665,540
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2013	2,000,000	1,154,117	630,220
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2014	2,000,000	1,081,820	595,480
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	5.7%	9/1/2012	1,000,000	998,477	360,180
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	6,000,000	5,798,546	12,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A	7.25%	7/1/2033	3,000,000	2,910,069	1,109,700
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	4,910,000	4,910,000	2,782,890
				28,401,762	10,339,699

†
The cost for federal income tax purposes was $1,711,193,311.  At February 28, 2011, net unrealized depreciation for all securities based on tax cost was $50,378,228.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,998,159 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,376,387.

(a)	At February 28, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b)	When-issued security.
(c)	Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	667,124	680,082	0.05

(e) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement
At February 28, 2011, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

1/11/2011 1/11/2016	45,000,0001	Fixed — 3.787%	Floating — LIBOR	(3,364,400)	—	(3,364,400)
1/12/2011 1/12/2016	45,000,0002	Fixed — 3.796%	Floating — LIBOR	(3,378,930)	—	(3,378,930)
3/22/2011 3/22/2025	15,250,0003	Fixed — 4.513%	Floating — LIBOR	(969,119)	—	(969,119)
6/25/2010 6/25/2029	20,000,0002	Fixed — 4.466%	Floating — LIBOR	(1,123,479)	—	(1,123,479)
8/2/2011 8/2/2029	9,750,0001	Fixed — 3.83%	Floating — LIBOR	506,157	—	506,157
2/7/2011 2/7/2030	4,900,0002	Fixed — 4.692%	Floating — LIBOR	(394,514)	—	(394,514)
1/27/2011 1/27/2031	21,000,0002	Fixed — 4.657%	Floating — LIBOR	(1,601,800)	—	(1,601,800)
6/11/2010 6/11/2031	17,300,0002	Fixed — 4.773%	Floating — LIBOR	(1,690,309)	—	(1,690,309)
10/28/2011 10/31/2031	5,000,0002	Fixed — 3.788%	Floating — LIBOR	377,565	—	377,565
Total net unrealized depreciation on open interest rate swaps					(11,638,829)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 201  in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(g)	$—	$1,660,815,083	$—	$1,660,815,083
Derivatives(h)	—	883,722	—	883,722
Total	$—	$1,661,698,805	$—	$1,661,698,805
Liabilities
Derivatives(h)	$—	$(12,522,551)	$—	$(12,522,551)
Total	$—	$(12,522,551)	$—	$(12,522,551)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(11,638,829)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011